Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 26,841	$ 99,495
Restricted cash	22,201	954
Accounts receivable, net	13,051	13,278
Prepaid expenses and other current assets	986	1,470
Total current assets	63,079	115,197
Vessels, net	1,259,432	1,139,426
Deposits for vessels acquisitions	0	10
Deferred dry dock and special survey costs, net and other long term assets	16,279	8,750
Investment in affiliates	993	521
Loans receivable from affiliates	1,096	750
Intangible assets	64,745	74,055
Total non-current assets	1,342,545	1,223,512
Total assets	1,405,624	1,338,709
Current liabilities
Accounts payable	4,337	3,824
Accrued expenses	4,240	3,623
Deferred voyage revenue	4,146	4,310
Current portion of long-term debt, net	20,882	16,435
Amounts due to related parties	15,643	1,880
Total current liabilities	49,248	30,072
Long-term debt, net	587,619	559,539
Total non-current liabilities	587,619	559,539
Total liabilities	$ 636,867	$ 589,611
Commitments and contingencies
Partners' capital:
Common Unitholders (83,079,710 and 77,359,163 units issued and outstanding at June 30, 2015 and December 31, 2014 respectively)	$ 763,284	$ 744,075
General Partner (1,695,509 and 1,578,763 units issued and outstanding at June 30, 2015 and December 31, 2014, respectively)	5,473	5,023
Total partners' capital	768,757	749,098
Total liabilities and partners' capital	$ 1,405,624	$ 1,338,709